Prepaid expenses	12 Months Ended
Dec. 31, 2025
Prepaid expenses
Prepaid expenses
14 Prepaid expenses
As of December 31, 2025, prepaid expenses are comprised of prepaid server hosting fees and software licenses of USD 2,822 thousand (2024: USD 3,745 thousand), prepaid rent of USD 222 thousand (2024: USD 330 thousand), prepaid insurance of USD 832 thousand (2024: USD 1,252 thousand) and advance payments to the Group’s partners for online payment services amounting to USD 119 thousand (2024: USD 226 thousand). The remaining amount of USD 72 thousand (2024: USD 350 thousand) relates to other goods and services, namely travel and entertainment and professional fees.